4. Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity

The following provides information for the shares of restricted and unregistered shares of common stock that we issued (or cancelled) from January 1, 2015 through the date of this report:

In January 2015 we issued 75,000 shares of restricted and unregistered common stock for consulting services valued at $25,000.

In January 2015 we issued 57,971 shares restricted and unregistered shares of common stock for cash totaling $10,000.

We issued a Director 250,000 shares of restricted and unregistered shares of common stock for cash proceeds totaling $25,000 in January 2015.

In January 2015 we issued a total of 145,000,000 shares of restricted and unregistered shares of common stock as compensation to our officers, directors, and other consultants valued at $63,991,061.

In January 2015 we issued 5,000,000 shares of restricted and unregistered shares of common stock to a former employee of HDIMAX, Inc. valued at $1,900,000.

In January 2015, in accordance with the terms of our Settlement Agreement with our former Chairman and Chief Executive Officer, we cancelled 712,121,205 shares of unregistered and restricted common stock. We recognized settlement expense, included in the general and administrative expenses in the accompanying statement of operations, totaling $107,901 and reversed the previously recognized accumulated deficit adjustment of $820,022 associated with the Settlement. Rajinder Brar received 3,000,000 shares of newly restricted common stock after the execution of the settlement agreement.

In February 2015 we issued 142,500 shares of restricted and unregistered common stock for accounting and legal services valued at $21,179.

In February 2015 we issued a total of 200,000 shares of restricted and unregistered shares of common stock as compensation directors valued at $38,348.

In February 2015 we issued 3,750,000 shares of restricted and unregistered common stock for consulting services valued at $719,021.

In February 2015 we issued 177,777 restricted and unregistered shares of common stock for cash totaling $32,800.

In February 2015 we issued 7,500,000 shares of restricted and unregistered common stock in settlement of previously accrued related party liabilities totaling $340,163.

In March 2015 we issued 100,000 restricted and unregistered shares of common stock for cash totaling $28,050.

In April 2015 we issued 440,000 shares of restricted and unregistered common stock in conjunction with the issuance of notes payable for total consideration of $64,770.

In April 2015 we issued 4,500,000 shares of restricted and unregistered common stock for consulting services valued at $927,054.

In April 2015 we issued a total of 5,000,000 shares of restricted and unregistered shares of common stock as compensation to our officers valued at $1,500,000.

In April 2015 we issued 25,445 shares of restricted and unregistered shares of common stock for cash totaling $5,000.

In May 2015 we issued a total of 3,200,000 shares of restricted and unregistered shares of common stock as compensation to our officers and directors valued at $968,000.

In May 2015 we issued 509,524 shares of restricted and unregistered common stock for consulting services valued at $112,621.

In May 2015 we issued 1,641,929 shares of restricted and unregistered shares of common stock for cash totaling $170,000.

In May 2015 we issued Warrants for the Purchase of 1,500,000 shares of restricted and unregistered shares of common stock as additional incentive for a $150,000 cash investment in the company that was part of the $170,000 in the previous footnote.

In May 2015 we issued 250,000 shares of restricted and unregistered shares of common stock for interest on outstanding notes and payables valued at $45,582.

In June 2015 we issued a total of 150,000 shares of restricted and unregistered shares of common stock as compensation to our officers and directors valued at $49,500.

In June 2015 we issued 250,000 shares of restricted and unregistered common stock for consulting services valued at $50,000.

In June 2015 we issued 476,915 shares of restricted and unregistered shares of common stock for cash totaling $85,000.

In July 2015 we issued 1,152,564 shares of restricted and unregistered shares of common stock for cash totaling $70,000.

In July 2015 we issued 150,000 shares of restricted and unregistered shares of common stock to a Director for services totaling $7,747.

In August 2015 we issued 50,000 shares of restricted and unregistered common stock for services valued at $3,364.

In September 2015 we issued 225,000 shares of restricted and unregistered common stock for services valued at $18,145.

In September 2015 we issued 31,058 shares of restricted and unregistered shares of common stock for interest on outstanding notes valued at $3,711.

In November 2015 we issued 191,327 shares of restricted and unregistered shares of common stock for cash totaling $15,000.

In December 2015 we issued 402,273 shares of restricted and unregistered common stock for services valued at $14,309.

In December 2015 we issued 4,500,000 shares of restricted and unregistered common stock as compensation valued at $141,250.

Warrants

During the year-ended December 31, 2015 we issued warrants to certain investors as part of the private placements of our restricted and unregistered common stock.

The following table presents a summary of our warrant activity through December 31, 2015:

	As of December 31, 2015
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (years)	Aggregate Intrinsic Value
Outstanding, December 31, 2014	871,591	$0.88	2.83	$–
Warrants granted	3,000,000	0.22	2.43	–
Warrants exercised	–	–	–	–
Warrants expired, cancelled, forfeited	–	–	–	–

Outstanding and exercisable at December 31, 2015	3,871,591	$0.37	2.52	$–

The warrants did not have any intrinsic value as of December 31, 2015 and 2014 and were fully vested. Of the outstanding warrants, 862,500 are contingently exercisable only in the event that other equity-linked instruments are exercised.

Options

In August 2015, outstanding options and warrants with an aggregate fair value of $493,161 were reclassified from equity to derivative liability.

As of December 31, 2015 and 2014 the Company had 568,182 stock options outstanding. During the periods presented there were no options granted, exercised, cancelled, or forfeited, correspondingly, no additional compensation expense was recognized for the periods presented. All options outstanding are exercisable and do not have any intrinsic value as of December 31, 2015 and 2014 and are set to expire in October of 2017. At December 31, 2015 the weighted average exercise price of the outstanding options was $6.60 with a weighted average remaining term of 1.84 years.